UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08212

J.P. Morgan Series Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

John Fitzgerald

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Series Trust II

Schedule of Portfolio Investments as of March 31, 2008

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Bond Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

Principal Amount	Security Description	Value

Long-Term Investments — 123.9%

Asset-Backed Securities — 10.2%
200,000	Bank of America Credit Card Trust,
	Series 2006-C4, Class C4, FRN, 3.05%, 11/15/11 (m)	188,327
106,632	Capital One Auto Finance Trust,
	Series 2004-A, Class A4, FRN, 2.92%, 03/15/11 (m)	106,495
595,000	Capital One Multi-Asset Execution Trust,
	Series 2007-A9, Class A9, 4.95%, 08/15/12 (m)	598,719
107,135	Citigroup Mortgage Loan Trust, Inc.,
	Series 2003-HE3, Class A, FRN, 2.98%, 12/25/33 (m)	88,504
43,292	CNH Equipment Trust,
	Series 2005-B, Class A3, 4.27%, 01/15/10 (m)	43,378
	Countrywide Asset-Backed Certificates,
157,106	Series 2003-5, Class MF1, VAR, 5.41%, 01/25/34 (m)	129,276
1,056	Series 2004-1, Class 3A, FRN, 2.88%, 04/25/34 (m)	909
120,000	Series 2004-1, Class M1, FRN, 3.10%, 03/25/34 (m)	92,365
100,000	Series 2004-1, Class M2, FRN, 3.15%, 03/25/34 (m)	77,133
	Countrywide Home Equity Loan Trust,
99,716	Series 2004-I, Class A, FRN, 3.11%, 02/15/34 (m)	84,144
34,320	Series 2004-K, Class 2A, FRN, 3.12%, 02/15/34 (m)	29,837
39,933	Series 2005-B, Class 2A, FRN, 3.00%, 05/15/35 (m)	24,323
30,201	Credit-Based Asset Servicing and Securitization LLC,
	Series 2007-CB2, Class A2A, SUB, 5.89%, 02/25/37 (m)	29,554
	First Franklin Mortgage Loan Asset Backed Certificates,
125,000	Series 2005-FF2, Class M3, FRN, 3.08%, 03/25/35 (m)	98,640
250,000	Series 2005-FF11, Class M1, FRN, 3.03%, 11/25/35 (m)	192,125
1,584	GSAMP Trust,
	Series 2004-OPT, Class A1, FRN, 2.94%, 11/25/34 (m)	1,319
210,000	Home Equity Asset Trust,
	Series 2005-8, Class M2, FRN, 3.05%, 02/25/36 (m)	142,569
	Long Beach Mortgage Loan Trust,
300,000	Series 2003-4, Class M1, FRN, 3.28%, 08/25/33 (m)	219,000
190,000	Series 2004-1, Class M1, FRN, 3.10%, 02/25/34 (m)	150,840
125,000	Series 2004-1, Class M2, FRN, 3.15%, 02/25/34 (m)	92,680
250,000	Series 2004-3, Class M1, FRN, 3.17%, 07/25/34 (m)	200,249
125,000	MASTR Asset Backed Securities Trust,
	Series 2005-OPT1, Class M2, FRN, 3.02%, 03/25/35 (m)	106,482
275,000	MBNA Credit Card Master Note Trust,
	Series 2001-C2, Class C2, FRN, 3.97%, 12/15/10 (e) (m)	272,241
125,000	New Century Home Equity Loan Trust,
	Series 2005-1, Class M1, FRN, 3.05%, 03/25/35 (m)	113,450
	Option One Mortgage Loan Trust,
41,242	Series 2003-1, Class A2, FRN, 3.44%, 02/25/33 (m)	33,751
23,968	Series 2003-5, Class A2, FRN, 2.92%, 08/25/33 (m)	21,154
	Residential Asset Securities Corp,
12,082	Series 2002-KS4, Class AIIB, FRN, 3.10%, 07/25/32 (m)	10,991
18,849	Series 2003-KS5, Class AIIB, FRN, 3.18%, 07/25/33 (m)	16,130

18,939	Series 2003-KS9, Class A2B, FRN, 3.24%, 11/25/33 (m)	15,644
250,000	Series 2005-KS11, Class M2, FRN, 3.02%, 12/25/35 (m)	160,800
250,000	Soundview Home Equity Loan Trust,
	Series 2005-OPT4, Class M1, FRN, 3.06%, 12/25/35 (m)	136,087
	Wachovia Asset Securitization, Inc.,
26,316	Series 2002-HE2, Class A, FRN, 3.03%, 12/25/32 (m)	24,171
45,401	Series 2003-HE2, Class AII1, FRN, 2.86%, 06/25/33 (m)	38,485
98,494	Series 2003-HE3, Class A, FRN, 2.85%, 11/25/33 (m)	88,538
	Total Asset-Backed Securities
	(Cost $4,400,507)	3,628,310

Collateralized Mortgage Obligations — 24.3%

Agency CMO — 7.5%
	Federal Home Loan Mortgage Corp. REMICS,
166,326	Series 2751, Class AI, IO, 5.00%, 04/15/22, (m)	2,168
198,089	Series 2766, Class SW, IF, IO, 4.38%, 09/15/29 (m)	14,938
633,618	Series 2779, Class SM, IF, IO, 4.33%, 10/15/18 (m)	62,675
172,870	Series 2781, Class PI, IO, 5.00%, 10/15/23 (m)	3,963
1,872,832	Series 2813, Class SB, IF, IO, 4.23%, 02/15/34 (m)	174,158
1,483,118	Series 2861, Class GS, IF, IO, 4.38%, 01/15/21 (m)	66,718
131,694	Series 3036, Class NS, IF, IO, 4.38%, 08/15/35 (m)	14,485
	Federal Home Loan Mortgage Corp. STRIPS,
360,852	Series 237, Class S23, IF, IO, 4.28%, 05/15/36 (m)	48,167
1,285,269	Series 240, Class S22, IF, IO, 4.33%, 07/15/36 (m)	162,005
	Federal National Mortgage Association REMICS,
286,878	Series 2002-81, Class SJ, IF, IO, 4.89%, 04/25/32 (m)	29,608
537,664	Series 2004-61, Class TS, IF, IO, 4.49%, 10/25/31 (m)	37,456
437,398	Series 2004-87, Class JI, IO, 5.00%, 11/25/30 (m)	35,223
292,950	Series 2006-43, Class G, 6.50%, 09/25/33 (m)	299,348
253,785	Series 2006-59, Class DA, 6.50%, 12/25/33 (m)	259,502
656,749	Series 2006-59, Class DC, 6.50%, 12/25/33 (m)	672,462
262,922	Series 2006-63, Class AB, 6.50%, 10/25/33 (m)	268,702
256,736	Series 2006-63, Class AE, 6.50%, 10/25/33 (m)	262,380
245,981	Series 2006-78, Class BC, 6.50%, 01/25/34 (m)	251,779
	Government National Mortgage Association,
27,541	Series 2004-39, Class IM, IO, 5.50%, 01/20/27 (m)	234
193,651	Series 2004-44, Class PK, IO, 5.50%, 10/20/27 (m)	3,931
		2,669,902

Non-Agency CMO — 16.8%
	Adjustable Rate Mortgage Trust,
34,940	Series 2004-1, Class 9A2, FRN, 3.00%, 01/25/35 (m)	33,031
24,356	Series 2005-4, Class 7A2, FRN, 2.83%, 08/25/35 (m)	18,854
113,764	Series 2005-5, Class 6A21, FRN, 2.83%, 09/25/35 (m)	79,833
59,365	Series 2005-6A, Class 2A1, FRN, 2.91%, 11/25/35 (m)	46,330
	Countrywide Alternative Loan Trust,
470,347	Series 2004-28CB, Class 3A1, 6.00%, 01/25/35 (m)	420,667
736,997	Series 2006-J5, Class 1A1, 6.50%, 09/25/36 (i)	688,684
738,742	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2002-22, Class A20, 6.25%, 10/25/32 (m)	717,555
115,284	CS First Boston Mortgage Securities Corp.,
	Series 2004-5, Class 1A8, 6.00%, 09/25/34 (m)	115,220

457,179	First Horizon Alternative Mortgage Securities,
	Series 2006-FA4, Class 1A1, 6.00%, 08/25/36 (m)	403,953
94,618	Greenpoint Mortgage Funding Trust,
	Series 2005-AR4, Class 4A1A, FRN, 2.91%, 10/25/45 (m)	74,378
61,368	Indymac Index Mortgage Loan Trust,
	Series 2004-AR7, Class A1, FRN, 3.04%, 09/25/34 (m)	56,025
92,944	Lehman Mortgage Trust,
	Series 2007-4, Class 4A1, 6.00%, 05/25/37 (m)	86,483
81,906	Medallion Trust (Australia),
	Series 2004-1G, Class A1, FRN, 3.22%, 05/25/35 (m)	68,852
	RESI Finance LP (Cayman Islands),
502,227	Series 2003-C, Class B3, FRN, 4.46%, 09/10/35 (e) (m)	403,240
93,005	Series 2003-C, Class B4, FRN, 4.66%, 09/10/35 (e) (m)	73,571
477,169	Series 2003-D, Class B3, FRN, 4.36%, 12/10/35 (e) (m)	431,756
155,998	Series 2003-D, Class B4, FRN, 4.56%, 12/10/35 (e) (m)	143,015
233,723	Series 2005-A, Class B3, FRN, 3.64%, 03/10/37 (e) (m)	184,641
95,397	Series 2005-A, Class B4, FRN, 3.74%, 03/10/37 (e) (m)	69,580
671,689	Residential Accredit Loans, Inc.,
	Series 2006-QS16, Class A7, 6.00%, 11/25/36 (m)	612,646
16,955	SACO I, Inc.,
	Series 1997-2, Class 1A5, 7.00%, 08/25/36 (e) (i)	17,082
183,285	Structured Asset Mortgage Investments, Inc.,
	Series 2005-AR2, Class 2A1, FRN, 2.83%, 05/25/45 (m)	141,236
282,089	Thornburg Mortgage Securities Trust,
	Series 2006-2, Class A2A, FRN, 2.71%, 04/25/36 (m)	277,035
	WaMu Mortgage Pass-Through Certificates,
72,168	Series 2005-AR2, Class 2A21, FRN, 2.93%, 01/25/45 (m)	55,648
185,620	Series 2005-AR9, Class A1A, FRN, 2.92%, 07/25/45 (m)	172,732
264,217	Washington Mutual Alternative Mortgage Pass-Through Certificates,
	Series 2006-5, Class 2CB1, 6.00%, 07/25/36 (m)	251,150
332,164	Wells Fargo Mortgage Backed Securities Trust,
	Series 2007-7, Class A1, 6.00%, 06/25/37 (m)	317,009
		5,960,206
	Total Collateralized Mortgage Obligations
	(Cost $9,194,854)	8,630,108

Commercial Mortgage-Backed Securities — 2.4%
250,000	Bear Stearns Commercial Mortgage Securities,
	Series 2005-PWR8, Class A4, 4.67%, 06/11/41 (m) (y)	241,183
335,000	Credit Suisse Mortgage Capital Certificates,
	Series 2007-C4, Class A3, VAR, 5.81%, 09/15/39 (m)	328,435
	LB-UBS Commercial Mortgage Trust,
75,000	Series 2005-C1, Class A4, 4.74%, 02/15/30 (m)	73,166
195,000	Series 2006-C4, Class A4, VAR, 5.88%, 06/15/38 (m)	198,685
	Total Commercial Mortgage-Backed Securities
	(Cost $849,574)	841,469

Corporate Bonds — 35.9%

Aerospace & Defense — 0.1%
20,000	L-3 Communications Corp.,
	5.88%, 01/15/15 (m)	19,150

Air Freight & Logistics — 0.2%

65,000	United Parcel Service, Inc.,
	6.20%, 01/15/38 (m)	69,528

Beverages — 0.4%
35,000	Constellation Brands, Inc.,
	7.25%, 09/01/16 (m)	34,037
95,000	Diageo Capital plc (United Kingdom),
	5.75%, 10/23/17 (m)	97,293
		131,330

Capital Markets — 2.9%
20,000	Arch Western Finance LLC,
	6.75%, 07/01/13 (m)	19,950
220,000	Credit Suisse USA, Inc.,
	FRN, 3.19%, 06/02/08 (m)	220,098
	Goldman Sachs Group, Inc. (The),
105,000	5.95%, 01/15/27 (m)	93,763
35,000	6.75%, 10/01/37 (m)	32,562
35,000	Hawker Beechcraft Acquisition Co. LLC, PIK,
	8.88%, 04/01/15 (m)	35,788
	Lehman Brothers Holdings, Inc.,
75,000	5.63%, 01/24/13 (m)	72,927
315,000	FRN, 3.35%, 11/10/09 (m)	285,283
20,000	LVB Acquisition Merger Sub, Inc., PIK,
	10.38%, 10/15/17 (e) (m)	20,750
60,000	Merrill Lynch & Co., Inc.,
	6.05%, 08/15/12 (m)	60,938
185,000	Morgan Stanley,
	6.63%, 04/01/18 (m)	185,065
		1,027,124

Chemicals — 0.2%
30,000	Huntsman LLC,
	11.50%, 07/15/12 (m)	31,950
30,000	Nalco Co.,
	7.75%, 11/15/11 (m)	30,375
20,000	PolyOne Corp.,
	8.88%, 05/01/12 (m)	20,200
		82,525

Commercial Banks — 6.9%
90,000	Credit Agricole S.A. (France),
	6.64%, 05/31/17 (e) (m) (x)	69,718
75,000	Depfa ACS Bank (Ireland),
	5.13%, 03/16/37 (e) (m)	73,250
90,000	Deutsche Bank AG (Germany),
	5.38%, 10/12/12 (m)	94,059
	Glitnir Banki HF (Iceland),
275,000	FRN, 4.15%, 04/20/10 (e) (m)	234,858
270,000	FRN, 4.33%, 01/21/11 (e) (m)	205,667
350,000	FRN, 4.42%, 10/15/08 (e) (m)	349,947
200,000	HBOS plc (United Kingdom),
	5.92%, 10/01/15 (e) (m) (x)	147,135
200,000	ICICI Bank Ltd. (India),

	FRN, 4.92%, 01/12/10 (e) (m)	191,380
250,000	Shinsei Finance II (Cayman Islands),
	7.16%, 07/25/16 (e) (m) (x)	180,625
185,000	Societe Generale (France),
	5.92%, 04/05/17 (e) (m) (x)	151,041
100,000	Standard Chartered plc (United Kingdom),
	6.41%, 01/31/17 (e) (m) (x)	82,157
300,000	VTB Capital S.A. for Vneshtorbank (Russia),
	FRN, 3.84%, 08/01/08 (e) (m)	296,625
145,000	Wachovia Capital Trust III,
	5.80%, 03/15/11 (m) (x)	103,313
	Woori Bank (South Korea),
150,000	VAR, 5.75%, 03/13/14 (e) (m)	149,267
170,000	VAR, 6.21%, 05/02/37 (e) (m)	134,705
		2,463,747

Commercial Services & Supplies — 0.2%
40,000	ACCO Brands Corp.,
	7.63%, 08/15/15 (m)	35,400
10,000	Allied Waste North America, Inc.,
	7.38%, 04/15/14 (m)	9,837
20,000	Corrections Corp. of America,
	6.25%, 03/15/13 (m)	19,600
		64,837

Computers & Peripherals — 0.4%
135,000	Hewlett-Packard Co.,
	4.50%, 03/01/13 (m)	136,956

Consumer Finance — 2.1%
165,000	American General Finance Corp.,
	6.90%, 12/15/17 (m)	161,250
125,000	Discover Financial Services,
	FRN, 3.43%, 06/11/10 (e) (m)	105,563
45,000	GMAC LLC,
	6.88%, 08/28/12 (m)	34,197
200,000	International Lease Finance Corp.,
	FRN, 3.31%, 05/24/10 (m)	189,312
60,000	John Deere Capital Corp.,
	5.35%, 04/03/18	60,253
250,000	SLM Corp.,
	FRN, 3.47%, 07/27/09 (m)	210,333
		760,908

Containers & Packaging — 0.1%
10,000	Owens-Brockway Glass Container, Inc.,
	8.25%, 05/15/13 (m)	10,350
20,000	Smurfit-Stone Container Enterprises, Inc.,
	8.38%, 07/01/12 (m)	18,100
		28,450

Diversified Consumer Services — 0.1%
30,000	Service Corp. International,
	7.38%, 10/01/14 (m)	30,038
20,000	Stewart Enterprises, Inc.,

6.25%, 02/15/13 (m)	18,700
48,738

Diversified Financial Services — 4.1%
80,000	Caterpillar Financial Services Corp.,
	5.45%, 04/15/18 (m)	81,385
	Citigroup, Inc.,
85,000	6.00%, 08/15/17 (m)	83,813
65,000	6.13%, 11/21/17 (m)	64,904
	General Electric Capital Corp.,
95,000	5.25%, 10/19/12 (m)	98,717
60,000	6.15%, 08/07/37 (m)	59,913
500,000	K2 (USA) LLC,
	02/15/09 (f) (i) (s) (v)	-
400,000	Kaupthing Bank HF (Iceland),
	FRN, 4.96%, 01/15/10 (e) (m)	361,031
64,000	Mizuho Capital Investment 1 Ltd. (Cayman Islands),
	6.69%, 06/30/16 (e) (m) (x)	54,209
195,000	Mizuho JGB Investment LLC,
	9.87%, 06/30/08 (e) (m) (x)	195,810
205,000	Mizuho Preferred Capital Co. LLC,
	8.79%, 06/30/08 (e) (m) (x)	206,011
70,000	MUFG Capital Finance 1 Ltd. (Cayman Islands),
	6.35%, 07/25/16 (m) (x)	57,043
100,000	Santander Perpetual S.A. Unipersonal (Spain),
	6.67%, 10/24/17 (e) (m) (x)	90,116
50,000	SMFG Preferred Capital USD 1 Ltd. (Cayman Islands),
	6.08%, 01/25/17 (e) (m) (x)	39,200
55,000	Visant Corp.,
	7.63%, 10/01/12 (m)	53,488
		1,445,640

Diversified Telecommunication Services — 0.8%
130,000	AT&T, Inc.,
	6.30%, 01/15/38 (m)	125,700
30,000	Consolidated Communications Holdings, Inc.,
	9.75%, 04/01/12	31,463
13,000	Qwest Communications International, Inc.,
	FRN, 6.57%, 02/15/09 (m)	12,870
20,000	Qwest Corp.,
	8.88%, 03/15/12 (m)	20,400
90,000	Verizon Communications, Inc.,
	6.40%, 02/15/38 (m)	87,621
		278,054

Electric Utilities — 2.1%
140,888	Abu Dhabi National Energy Co. (United Arab Emirates),
	5.62%, 10/25/12 (e) (m)	180,463
85,000	Florida Power & Light Co.,
	5.95%, 02/01/38 (m)	85,311
250,000	Ohio Power, Co.,
	FRN, 4.83%, 04/05/10 (m)	243,705
155,000	Pacificorp,

	4.30%, 09/15/08 (m)	155,464
70,000	Virginia Electric and Power Co.,
	6.35%, 11/30/37 (m)	71,573
		736,516

Energy Equipment & Services — 0.1%
40,000	Transocean, Inc. (Cayman Islands),
	6.80%, 03/15/38 (m)	40,862

Food & Staples Retailing — 1.5%
140,930	CVS Lease Pass-Through,
	6.04%, 12/10/28 (e) (m)	134,257
200,000	CVS/Caremark Corp.,
	FRN, 3.38%, 06/01/10 (m)	194,376
50,000	Kroger Co. (The),
	6.40%, 08/15/17 (m)	52,769
50,000	Safeway, Inc.,
	6.35%, 08/15/17 (m)	52,850
100,000	Wal-Mart Stores, Inc.,
	6.50%, 08/15/37 (m)	105,001
		539,253

Food Products — 0.0% (g)
10,000	Del Monte Foods Co.,
	6.75%, 02/15/15 (m)	9,575

Gas Utilities — 0.4%
140,000	Nakilat, Inc. (Qatar),
	6.07%, 12/31/33 (e) (m)	127,219
30,000	Sonat, Inc.,
	7.63%, 07/15/11 (m)	31,008
		158,227

Health Care Equipment & Supplies — 0.1%
30,000	Cooper Cos., Inc. (The),
	7.13%, 02/15/15 (m)	28,500

Health Care Providers & Services — 0.5%
	HCA, Inc.,
30,000	9.25%, 11/15/16 (m)	31,125
15,000	PIK, 9.63%, 11/15/16 (m)	15,562
125,000	UnitedHealth Group, Inc.,
	FRN, 2.78%, 06/21/10 (m)	119,758
		166,445

Hotels, Restaurants & Leisure — 0.2%
30,000	McDonald's Corp.,
	6.30%, 10/15/37 (m)	30,816
35,000	MGM Mirage, Inc.,
	5.88%, 02/27/14 (m)	29,925
		60,741

Household Durables — 0.2%
23,000	Beazer Homes USA, Inc.,
	6.88%, 07/15/15 (m)	16,445
20,000	Jarden Corp.,
	7.50%, 05/01/17 (m)	17,500
35,000	Sealy Mattress Co.,

8.25%, 06/15/14 (m)	29,225
63,170

Household Products — 0.0% (g)
10,000	Visant Holding Corp.,
	SUB, 0.00%, 12/1/2013 (m)	9,350

Independent Power Producers & Energy Traders — 0.2%
60,000	NRG Energy, Inc.,
	7.38%, 02/01/16 (m)	58,800

Industrial Conglomerates — 0.2%
65,000	General Electric Co.,
	5.25%, 12/06/17 (m)	64,910

Insurance — 2.1%
125,000	Liberty Mutual Group, Inc.,
	7.50%, 08/15/36 (e) (m)	118,414
100,000	Lincoln National Corp.,
	VAR, 7.00%, 05/17/66 (m)	91,698
40,000	Nationwide Financial Services,
	6.75%, 05/15/37 (m)	33,289
90,000	Reinsurance Group of America, Inc.,
	VAR, 6.75%, 12/15/65 (m)	78,952
200,000	Stingray Pass-Through Trust,
	5.90%, 01/12/15 (e) (m)	40,000
195,000	Swiss RE Capital I LP (United Kingdom),
	6.85%, 05/25/16 (e) (m) (x)	181,460
55,000	Travelers Cos., Inc. (The),
	VAR, 6.25%, 03/15/37 (m)	48,511
210,000	XL Capital Ltd. (Cayman Islands),
	6.50%, 04/15/17 (m) (x)	157,404
		749,728

IT Services — 0.1%
55,000	Iron Mountain, Inc.,
	6.63%, 01/01/16 (m)	52,388

Machinery — 0.2%
10,000	Baldor Electric Co.,
	8.63%, 02/15/17 (m)	9,900
45,000	Terex Corp.,
	8.00%, 11/15/17 (m)	44,775
		54,675

Media — 2.6%
25,000	Charter Communications Operating LLC,
	8.00%, 04/30/12 (e) (m)	22,938
135,000	Comcast Corp.,
	6.95%, 08/15/37 (m)	135,271
50,000	Dex Media, Inc.,
	SUB, 0.00%, 11/15/13 (m)	36,000
55,000	DIRECTV Holdings LLC,
	6.38%, 06/15/15 (m)	51,287
60,000	Echostar DBS Corp.,
	7.13%, 02/01/16 (m)	55,950
30,000	Time Warner Cable, Inc.,

	6.55%, 05/01/37 (m)	28,319
145,000	Time Warner, Inc.,
	5.88%, 11/15/16 (m)	137,888
200,000	Viacom, Inc.,
	VAR, 3.15%, 06/16/09 (m)	196,001
225,000	Walt Disney Co. (The),
	4.70%, 12/01/12 (m)	230,952
20,000	WMG Acquisition Corp.,
	7.38%, 04/15/14 (m)	15,400
		910,006

Multi-Utilities — 0.3%
100,000	MidAmerican Energy Holdings Co.,
	6.13%, 04/01/36 (m)	96,654
25,000	Mirant North America LLC,
	7.38%, 12/31/13 (m)	25,250
		121,904

Multiline Retail — 0.3%
15,000	Neiman-Marcus Group, Inc., PIK,
	9.00%, 10/15/15 (m)	15,000
100,000	Target Corp.,
	7.00%, 01/15/38 (m)	102,786
		117,786

Oil, Gas & Consumable Fuels — 3.8%
	Chesapeake Energy Corp.,
40,000	6.50%, 08/15/17 (m)	38,600
15,000	7.00%, 08/15/14 (m)	15,038
105,000	Enterprise Products Operating LP,
	6.30%, 09/15/17 (m)	105,514
135,000	Gaz Capital S.A. for Gazprom (Russia),
	7.29%, 08/16/37 (e) (m)	123,140
115,325	Gazprom International S.A. (Russia),
	7.20%, 02/01/20 (m)	117,124
80,000	Kinder Morgan Energy Partners LP,
	6.50%, 02/01/37 (m)	74,226
65,000	Nexen, Inc. (Canada),
	6.40%, 05/15/37 (m)	62,247
	Pemex Project Funding Master Trust (Mexico),
150,000	FRN, 4.10%, 06/15/10 (m)	148,875
150,000	FRN, 4.10%, 06/15/10 (e) (m)	149,175
270,000	Petroleos de Venezuela S.A. (Venezuela),
	5.50%, 04/12/37 (m)	151,200
280,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III (Qatar),
	5.83%, 09/30/16 (e) (m)	278,076
80,000	Valero Energy Corp.,
	6.63%, 06/15/37 (m)	76,469
		1,339,684

Paper & Forest Products — 0.2%
	Georgia Pacific LLC,
15,000	7.00%, 01/15/15 (e) (m)	14,063
50,000	7.70%, 06/15/15 (m)	47,000

61,063

Real Estate — 0.1%
25,000	Host Hotels & Resorts LP,
	7.13%, 11/01/13 (m)	24,500

Road & Rail — 0.2%
55,000	CSX Corp.,
	7.45%, 04/01/38 (m)	56,473

Semiconductors & Semiconductor Equipment — 0.0% (g)
20,000	Sensata Technologies BV (Netherlands),
	8.00%, 05/01/14 (m)	17,600

Textiles, Apparel & Luxury Goods — 0.0% (g)
20,000	Hanesbrands, Inc.,
	FRN, 8.20%, 12/15/14 (m)	17,750

Thrifts & Mortgage Finance — 1.2%
100,000	Bancaja US Debt S.A.U. (Spain),
	FRN, 4.66%, 07/10/09 (e) (m)	97,449
	Countrywide Financial Corp.,
60,000	5.80%, 06/07/12 (m)	54,359
20,000	FRN, 2.82%, 03/24/09 (m)	18,373
250,000	Sovereign Bancorp, Inc.,
	FRN, 3.37%, 03/01/09 (m)	243,941
		414,122

Wireless Telecommunication Services — 0.8%
200,000	America Movil S.A.B. de C.V. (Mexico),
	FRN, 2.76%, 06/27/08 (m)	197,500
25,000	Intelsat Jackson Holdings Ltd. (Bermuda),
	9.25%, 06/15/16 (m)	25,188
85,000	Sprint Nextel Corp.,
	6.00%, 12/01/16 (m)	66,087
		288,775
	Total Corporate Bonds
	(Cost $14,278,131)	12,719,790

Foreign Government Securities — 5.2%
245,000	Government of Canada (Canada),
	3.75%, 06/01/12 (m)	246,516
280,000	Government of Ukraine (Ukraine),
	6.58%, 11/21/16 (m)	275,100
105,000	IIRSA Norte Finance Ltd. (Peru),
	8.75%, 05/30/24 (m)	119,805
200,000	Republic of Argentina (Argentina),
	FRN, 3.00%, 04/30/13 (m)	124,500
55,000	Republic of Brazil (Brazil),
	12.25%, 03/06/30	91,300
100,000	Republic of Guatemala (Guatemala),
	9.25%, 08/01/13 (m)	115,500
55,000	Republic of Venezuela (Venezuela),
	9.38%, 01/13/34 (m)	50,875
75,000	Russian Federation (Russia),
	12.75%, 06/24/28 (m)	135,281
GBP 85,000	United Kingdom Treasury Gilt (United Kingdom),

	4.50%, 12/07/42 (m)	172,963
	United Mexican States (Mexico),
95,000	8.00%, 09/24/22 (m)	120,536
400,000	FRN, 5.08%, 01/13/09 (m)	400,400
	Total Foreign Government Securities
	(Cost $1,839,490)	1,852,776

Mortgage Pass-Through Securities — 42.8%
	Federal Home Loan Mortgage Corp.,
459,376	ARM, 5.87%, 01/01/37 (m)	467,101
	30 Year, Single Family,
4,445,000	TBA, 5.00%, 04/15/38	4,400,550
1,350,000	TBA, 6.00%, 04/15/37	1,384,171
	Federal Home Loan Mortgage Corp., Gold Pool,
	30 Year, Single Family,
51,093	6.00%, 02/01/35 (m)	52,496
	Federal National Mortgage Association,
	15 Year, Single Family,
1,745,000	TBA, 6.00%, 04/25/22	1,795,713
	30 Year, Single Family,
215,000	TBA, 6.00%, 04/25/37	220,241
5,065,000	TBA, 6.50%, 04/25/38	5,245,440
	Government National Mortgage Association,
	30 Year, Single Family,
775,000	TBA, 6.00%, 04/15/38	799,703
775,000	TBA, 6.50%, 04/15/33	805,516
	Total Mortgage Pass-Through Securities
	(Cost $14,943,336)	15,170,931

U.S. Treasury Obligations — 3.1%
	U.S. Treasury Bonds,
45,000	5.00%, 05/15/37 (m)	50,340
65,000	6.38%, 08/15/27 (m)	82,712
150,000	6.75%, 08/15/26 (k) (m)	196,770
80,000	7.25%, 08/15/22 (k) (m)	106,906
	U.S. Treasury Inflation Indexed Bonds,
155,414	1.64%, 01/15/18 (m)	163,197
437,934	2.67%, 07/15/17 (m)	499,039
15,000	U.S. Treasury Notes,
	3.50%, 02/15/18 (m)	15,087
	Total U.S. Treasury Obligations
	(Cost $1,044,200)	1,114,051
	Total Long-Term Investments
	(Cost $46,550,092)	43,957,435
Notional Amount

Options Purchased — 0.0% (g)

Put Options Purchased — 0.0% (g)
1,000,000	FNMA, 30 Year, TBA, 6.00%, Expiring 04/07/08 @ $100.44, European Style	400
(Cost $13,535)

Principal Amount

Short-Term Investments — 17.3%

Commercial Paper — 16.2% (n)
500,000	Amsterdam Funding Corp.,
	3.05%, 04/16/08 (e) (m)	499,231
500,000	Cancara Asset Securities LLC,
	2.81%, 04/21/08	499,185
750,000	Charta Corp.,
	2.96%, 04/15/08 (m)	749,110
750,000	CRC Funding LLC,
	3.26%, 04/09/08 (e) (m)	749,405
500,000	Fairway Finance Corp.,
	2.81%, 04/16/08 (e) (m)	499,470
500,000	Liberty Funding Co.,
	3.05%, 04/17/08 (e) (m)	499,388
500,000	Old Line Funding LLC,
	Zero Coupon, 04/30/08 (e) (m)	498,913
500,000	Scaldis Capital LLC,
	3.01%, 04/28/08 (e) (m)	498,870
500,000	Thames Asset Global Securitization, Inc.,
	2.91%, 04/25/08 (m)	499,027
500,000	Windmill Funding Corp.,
	3.25%, 04/14/08 (e) (m)	499,385
250,000	Yorktown Capital LLC,
	3.21%, 04/01/08 (m)	249,978
	Total Commercial Paper
	(Cost $5,741,889)	5,741,962
Shares

Investment Company — 1.1%
384,004	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $384,004)	384,004
	Total Short Term Investments
	(Cost $6,125,893)	6,125,966

Total Investments — 141.2%
(Cost $52,689,520)	50,083,801

Liabilities in Excess of Other Assets — (41.2)%	(14,606,280)

NET ASSETS — 100.0%	$ 35,477,521

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	3 Month Euro-Swiss Franc LIFFE	June, 2008	489,528	(686)
28	2 Year U.S. Treasury Note	June, 2008	6,010,375	14,594
12	Euro-Bobl	June, 2008	2,091,244	(25,441)
5	Euro-Bund	June, 2008	915,517	(14,763)
3	U.S. Treasury Bond	June, 2008	356,391	6,757
13	90 Day Sterling	December, 2008	3,068,964	2,147
16	3 Month EURIBOR	December, 2008	6,063,347	(26,098)
	Short Futures Outstanding
(10)	5 Year U.S. Treasury Note	June, 2008	(1,142,344)	2,652
(1)	10 Year Canadian Bond	June, 2008	(116,693)	(3,912)
(1)	10 Year U.S. Treasury Note	June, 2008	(118,953)	(472)
(3)	U.K. Treasury Gilt	June, 2008	(662,675)	(16,896)
(1)	Eurodollar	September, 2008	(244,763)	(6,291)
(1)	Eurodollar	December, 2008	(244,600)	(6,253)
(1)	Eurodollar	March, 2009	(244,538)	(6,303)
(1)	Eurodollar	June, 2009	(244,075)	(5,978)
(1)	Eurodollar	September, 2009	(243,563)	(3,516)
(1)	Eurodollar	December, 2009	(242,863)	(3,141)
				(93,600)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO SELL	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 03/31/08	NET UNREALIZED APPRECIATION (DEPRECIATION)
255,000	05/09/08	257,763	248,269	9,495
90,000	05/09/08	180,880	178,131	2,749
				12,244

Short Positions
PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
(325,000)	FHLMC Gold, 30 Year, Single Family, TBA, 5.50%, 04/08/38	(328,149)
(1,250,000)	FNMA, 30 Year, Single Family, TBA, 5.50%, 04/08/38	(1,261,719)
(4,000,000)	FNMA, 30 Year, Single Family, TBA, 6.50%, 04/08/38	(4,133,752)
		(5,723,620)
(Proceeds received of $5,699,748.)

OPTIONS WRITTEN
Payer Options Written on Interest Rate Swaps*

Counterparty	Exercise Rate ** (r)	Option Expiration Date	Swap Expiration Date	Notional Amount	Value
Credit Suisse International	4.08% semi-annually	04/07/08	04/09/13	2,414,000	(5)
(Premiums received of $19,982.)

* The Portfolio would pay a floating rate based on 3-month USD LIBOR, if exercised.
** European Style

Interest Rate Swaps
	RATE TYPE (r)

SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Credit Suisse International	3 month LIBOR quarterly	3.73% semi-annually	02/25/13	500,000	10,549
Credit Suisse International	3.94% semi-annually	3 month LIBOR quarterly	04/09/13	1,000,000	(29,732)
Credit Suisse International	4.48% semi-annually	3 month LIBOR quarterly	02/25/18	275,000	(9,875)
Deutsche Bank AG, New York	2.29% semi-annually	3 month LIBOR quarterly	04/25/10	675,000	2,124
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.95% semi-annually	04/25/18	155,000	(1,585)
					(28,519)

Credit Default Swaps

REFERENCED OBLIGATION	SWAP COUNTERPARTY	BUY/SELL PROTECTION	FUND PAYS/RECEIVES FIXED RATE (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

CDX.EM.9	Barclays Bank plc [1]	Buy	265 BPS semi-annually	06/20/13	80,000	389
CDX.EM.9	Citibank, N.A. [2]	Buy	265 BPS semi-annually	06/20/13	260,000	1,263
CDX.EM.9	Deutsche Bank AG, New York [3]	Buy	265 BPS semi-annually	06/20/13	280,000	1,360
CDX.EM.9	HSBC Bank, N.A. [4]	Buy	265 BPS semi-annually	06/20/13	140,000	680
CDX.EM.9	Lehman Brothers Special Financing [5]	Buy	265 BPS semi-annually	06/20/13	560,000	2,721
CDX.EM.9	Merrill Lynch International [6]	Buy	265 BPS semi-annually	06/20/13	230,000	1,117
CDX.EM.9	Morgan Stanley Capital Services [7]	Buy	265 BPS semi-annually	06/20/13	330,000	1,603
CDX.NA.IG.9	Goldman Sachs Capital Management [8]	Buy	60 BPS quarterly	12/20/12	1,500,000	56,318
CDX.NA.IG.9	Goldman Sachs Capital Management [9]	Buy	60 BPS quarterly	12/20/12	1,000,000	37,461
CDX.NA.IG.9	Lehman Brothers Special Financing [10]	Buy	60 BPS quarterly	12/20/12	1,000,000	37,479
Gaz Capital S.A. for Gazprom, 8.63%, 04/28/34	Deutsche Bank AG, New York	Sell	39 BPS semi-annually	04/20/08	580,000	256
Republic of Brazil, 12.25%, 03/06/30	Lehman Brothers Special Financing	Buy	111 BPS semi-annually	12/20/11	120,000	974
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	103 BPS semi-annually	12/20/11	370,000	4,116
Republic of Brazil, 12.25%, 03/06/30	Union Bank of Switzerland AG	Buy	102 BPS semi-annually	12/20/11	10,000	115
Republic of Kazakhstan, 11.13%, 05/11/07	Citibank, N.A.	Sell	60 BPS semi-annually	03/20/12	210,000	(16,126)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	54.8 BPS semi-annually	03/20/12	390,000	(30,682)
Republic of Kazakhstan, 11.13%, 05/11/07	Deutsche Bank AG, New York	Sell	61 BPS semi-annually	03/20/12	150,000	(11,464)
Russia AG Bank, 7.18%, 05/16/13	Union Bank of Switzerland AG	Sell	76 BPS semi-annually	02/20/09	750,000	(11,194)
Russia AG Bank, 7.18%, 05/16/13	Credit Suisse International	Sell	72 BPS semi-annually	03/20/09	75,000	(1,392)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Buy	31 BPS semi-annually	02/20/09	750,000	2,422
Russian Federation, 7.50%, 03/31/30	Credit Suisse International	Buy	30 BPS semi-annually	03/20/09	75,000	276
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	101BPS semi-annually	07/20/10	590,000	(1,498)
Russian Federation, 7.50%, 03/31/30	Deutsche Bank AG, New York	Sell	52.5 BPS semi-annually	12/20/11	240,000	(6,371)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	45.5 BPS semi-annually	12/20/11	20,000	(584)
Russian Federation, 7.50%, 03/31/30	Union Bank of Switzerland AG	Sell	46 BPS semi-annually	12/20/11	740,000	(21,451)
United Mexican States, 7.50%, 04/08/33	Deutsche Bank AG, New York	Buy	96 BPS semi-annually	07/20/10	590,000	(2,977)
VTB Capital S.A. for Vneshtorgbank, 6.25%, 6/30/35	Morgan Stanley Capital Services	Sell	64 BPS semi-annually	05/20/12	170,000	(15,753)
						29,058
[1] Premiums paid of $203.
[2] Premiums paid of $461.
[3] Premiums paid of $824.
[4] Premiums paid of $342.
[5] Premiums paid of $1,087.
[6] Premiums paid of $447.
[7] Premiums paid of $773.
[8] Premiums received of $65,823.
[9] Premiums received of $54,695.
[10] Premiums received of $49,083.

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Citibank, N.A. (b)	FHLMC Gold, 30 Year, TBA, 6.00%	103.05	04/07/08	1,965,000	(10,428)
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 5.00%	97.35	04/07/08	2,600,000	41,394
Deutsche Bank AG, New York (b)	FHLMC Gold, 30 Year, TBA, 6.00%	101.00	04/07/08	5,045,000	76,383
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 5.00%	97.81	04/07/08	5,600,000	(62,933)
Deutsche Bank AG, New York (a)	FNMA, 30 Year, TBA, 6.00%	101.66	04/07/08	3,965,000	(30,325)
Deutsche Bank AG, New York (b)	FNMA, 30 Year, TBA, 6.50%	102.88	04/07/08	10,550,000	70,808
Deutsche Bank AG, New York (b)	FHLMC, 4.50%, 01/15/14	104.47	05/14/08	1,095,000	5,992
Lehman Brothers Special Financing (a)	FNMA, 30 Year, TBA, 6.00%	101.72	04/07/08	3,500,000	(24,447)
Lehman Brothers Special Financing (b)	FNMA, 15 Year, TBA, 5.50%	100.94	04/10/08	3,200,000	35,440
Union Bank of Switzerland AG (b)	FNMA, 30 Year, TBA, 5.00%	96.78	04/07/08	1,790,000	38,556
					140,440
(a) Fund pays the excess of the market price over the price lock or receives the excess of the price lock over the market price.
(b) Fund pays the excess of the price lock over the market price or receives the excess of the market price over the price lock.

Total Return Swaps

SWAP COUNTERPARTY	REFERENCED OBLIGATION	PAYMENTS MADE BY THE FUND (r)	PAYMENTS RECEIVED BY THE FUND (r)	TERMINATION DATE	NOTIONAL AMOUNT	VALUE

Morgan Stanley Capital Services	TransCredit Bank, 7.30%, 02/26/09	3 Month LIBOR + 20 BPS quarterly	Total Return on TransCredit Bank, 7.30%, 02/26/09 quarterly	02/26/09	RUB 13,000,000	31,518

ABBREVIATIONS AND DEFINITIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Fair Valued Investment. The market value and percentage of the investments based on net assets that are fair valued are $ - and 0.0%, respectively.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(s)

These holdings represent investments in structured investment vehicles (SIVs). The value of SIVs may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide credit enhancements. SIVs have experienced decreased liquidity primarily resulting from declines in the market value of certain categories of collateral underlying the SIVs. These holdings were previously determined to be liquid at the time of acquisition of such investments and have since been deemed to be illiquid due to the changes in market conditions.

(v)

As a result of the issuer missing its most recent coupon payment, the Portfolio no longer accrues interest from this security. The issuer has until the security's maturity date to make any missed payments.

(y)	Subsequent to March 16, 2008, The Bear Stearns Companies Inc. and its affiliates became affiliated with JPMorgan Chase & Co.
(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2008.

ARM	Adjustable Rate Mortgage
BPS	Basis Points
CAD	Canadian Dollar
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.
GBP	British Pound
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2008. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PIK	Payment-In-Kind
REMICS	Real Estate Mortgage Investment Conduits
RUB	Russian Ruble
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2008.
TBA	To Be Announced
USD	United States Dollar
VAR	Variable Rate Note. The interest rate shown is the rate in effect as of March 31, 2008.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$581,127
Aggregate gross unrealized depreciation	(3,186,846)
Net unrealized appreciation/depreciation	$(2,605,719)
Federal income tax cost of investments	$52,689,520

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Series Trust II - Bond Portfolio
Level 1	$883,189	$—	$38,394	$(119,750)
Level 2	49,200,612	(5,723,625)	456,109	(449,076)
Level 3	—	—	—	—
Total	$50,083,801	$(5,723,625)	$494,503	$(568,826)

* Other financial instruments include futures, forwards and swap contracts.

SFAS 157 also requires a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Series Trust II - Bond Portfolio
Level 1	$261,100	$—	$—	$—
Level 2	—	—	—	—
Level 3	(261,100)	—	—	—
Total	$—	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan International Equity Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 97.9% (l)

Common Stocks — 97.9%

Australia — 2.2%
40,220	BHP Billiton Ltd.	1,321,670
2,628	Rio Tinto Ltd.	295,218
		1,616,888

Belgium — 1.7%
22,379	Dexia S.A.	638,482
24,480	Fortis	614,607
		1,253,089

Brazil — 2.4%
26,416	Companhia Vale do Rio Doce ADR	915,050
8,595	Petroleo Brasileiro S.A. ADR	877,636
		1,792,686

Egypt — 0.2%
1,135	Orascom Construction Industries GDR	171,188

Finland — 1.8%
41,440	Nokia OYJ	1,308,278

France — 13.4%
9,400	Accor S.A.	686,314
36,374	AXA S.A.	1,315,540
12,226	BNP Paribas	1,232,775
8,480	Compagnie de Saint-Gobain	693,051
6,519	Imerys S.A.	597,337
6,505	Lafarge S.A.	1,130,343
9,600	Pernod-Ricard S.A.	989,111
8,171	Sanofi-Aventis	612,848
35,966	Total S.A.	2,664,505
		9,921,824

Germany — 7.4%
5,890	Bayer AG	472,139
18,850	Deutsche Post AG	576,584
8,406	E.ON AG	1,567,799
4,229	Linde AG	595,744
15,970	SAP AG	791,443
9,815	Siemens AG	1,072,819
14,798	Symrise AG (a)	382,426
		5,458,954

Greece — 0.7%
17,500	Piraeus Bank S.A.	538,780

Hong Kong — 1.4%
53,300	Esprit Holdings Ltd.	646,759
113,000	Hang Lung Properties Ltd.	405,755
		1,052,514

Italy — 4.6%
58,129	ENI S.p.A.	1,978,670
103,616	Intesa Sanpaolo S.p.A.	731,022

97,641	UniCredito Italiano S.p.A.	654,217
3,363,909

Japan — 18.7%
17,100	Astellas Pharma, Inc.	671,576
18,800	Canon, Inc.	876,896
8,300	Daikin Industries Ltd.	361,758
56	East Japan Railway Co.	466,960
33,300	Honda Motor Co., Ltd.	961,861
133	Japan Tobacco, Inc.	665,332
22,700	Komatsu Ltd.	639,139
45,900	Mitsubishi Corp.	1,404,358
77,900	Mitsubishi UFJ Financial Group, Inc.	681,456
41,000	Mitsui Fudosan Co., Ltd.	824,788
85	Mizuho Financial Group, Inc.	313,989
8,000	Murata Manufacturing Co., Ltd.	401,318
12,100	Nidec Corp.	746,664
63,800	Nissan Motor Co., Ltd.	534,886
9,800	Nitto Denko Corp.	416,689
23,900	Nomura Holdings, Inc.	359,805
14,400	Shin-Etsu Chemical Co., Ltd.	749,819
3,700	SMC Corp.	393,073
22,700	Sony Corp.	913,032
59,600	Sumitomo Corp.	794,400
98	Sumitomo Mitsui Financial Group, Inc.	650,996
		13,828,795

Mexico — 1.0%
3,750	America Movil S.A.B. de C.V.,	238,837
11,800	Fomento Economico Mexicano S.A.B. de C.V. ADR	493,004
		731,841

Netherlands — 4.1%
30,939	ING Groep N.V. CVA	1,156,667
18,825	Koninklijke Philips Electronics N.V.	720,617
34,353	Reed Elsevier N.V.	656,840
19,724	Wolters Kluwer N.V.	523,038
		3,057,162

Norway — 0.5%
27,000	Norsk Hydro ASA	395,547

South Korea — 0.7%
760	Samsung Electronics Co., Ltd.	480,588

Spain — 3.2%
31,432	Banco Bilbao Vizcaya Argentaria S.A.	691,197
10,000	Inditex S.A.	555,037
38,870	Telefonica S.A.	1,116,814
		2,363,048

Switzerland — 10.8%
34,520	ABB Ltd.	930,389
12,145	Adecco S.A.	701,571
9,385	Holcim Ltd.	985,742
3,649	Nestle S.A.	1,823,926
22,285	Novartis AG	1,143,533

7,349	Roche Holding AG	1,385,065
3,183	Zurich Financial Services AG	1,003,309
		7,973,535

Taiwan — 0.8%
60,136	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	617,597

United Kingdom — 22.3%
113,627	Barclays plc	1,025,110
52,096	BG Group plc	1,207,136
26,770	British Land Co. plc	487,579
68,655	Burberry Group plc	614,152
67,368	Centrica plc	399,144
46,728	GlaxoSmithKline plc	988,401
131,200	HSBC Holdings plc	2,151,889
73,605	ICAP plc	831,798
138,580	Kingfisher plc	364,364
53,725	Man Group plc	591,398
2,440	Rio Tinto plc	253,581
52,551	Smith & Nephew plc	695,897
43,710	Standard Chartered plc	1,494,692
185,244	Tesco plc	1,396,110
609,821	Vodafone Group plc	1,812,648
132,987	Wm Morrison Supermarkets plc	725,091
44,940	Wolseley plc	473,348
79,790	WPP Group plc	952,580
		16,464,918

Total Long-Term Investments — 97.9%
(Cost $51,170,822)	72,391,141

Other Assets in Excess of Liabilities — 2.1%	1,544,326

NET ASSETS — 100.0%	$73,935,467

Percentages indicated are based on net assets.

Summary of Investments by Industry, March 31, 2008
The following table presents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments.

INDUSTRY	PERCENTAGE

Commercial Banks	14.9%
Oil, Gas & Consumable Fuels	9.3
Pharmaceuticals	6.6
Metals & Mining	4.4
Construction Materials	3.7
Trading Companies & Distributors	3.7
Chemicals	3.6
Insurance	3.2
Media	2.9
Food & Staples Retailing	2.9
Wireless Telecommunication Services	2.8
Food Products	2.5
Industrial Conglomerates	2.5

Capital Markets	2.5
Diversified Financial Services	2.4
Electric Utilities	2.2
Specialty Retail	2.2
Automobiles	2.1
Beverages	2.1
Communications Equipment	1.8
Real Estate Management & Development	1.7
Electronic Equipment & Instruments	1.6
Diversified Telecommunication	1.5
Semiconductors & Semiconductor	1.5
Building Products	1.5
Machinery	1.4
Electrical Equipment	1.3
Household Durables	1.3
Office Electronics	1.2
Software	1.1
Commercial Services & Supplies	1.0
Health Care Equipment & Suppliers	1.0
Hotels Restaurants & Leisure	1.0
Others (each less than 1.0%)	4.6

ABBREVIATIONS AND DEFINITIONS:

(a) Non-income producing security.
(l) All or a portion of these securities are reserved for current or potential holdings with the custodian for forward foreign currency contracts.
ADR American Depositary Receipt
CVA Dutch Certification
GDR Global Depositary Receipt

The market value and percentage of the investments based on net assets that are fair valued under the fair valuation policy for international investments are $69,077,829 and 95.4% of total investments, respectively.

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,228,442
Aggregate gross unrealized depreciation	(2,008,123)
Net unrealized appreciation/depreciation	$21,220,319

Federal income tax cost of investments	$51,170,822

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
International Equity Portfolio
Level 1	$—	$—	$—	$—
Level 2	72,391,141	—	—	—
Level 3	—	—	—	—
Total	$72,391,141	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Mid Cap Value Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 96.4%

Common Stocks — 96.4%

Aerospace & Defense — 1.4%
37,400	Alliant Techsystems, Inc. (a)	3,872,022

Auto Components — 0.9%
54,300	WABCO Holdings, Inc.	2,477,166

Beverages — 1.5%
47,300	Brown-Forman Corp., Class B	3,132,206
48,760	Constellation Brands, Inc., Class A (a)	861,589
		3,993,795

Building Products — 0.7%
111,400	Owens Corning, Inc. (a)	2,019,682

Capital Markets — 2.0%
25,450	Affiliated Managers Group, Inc. (a)	2,309,333
19,700	Northern Trust Corp.	1,309,459
37,600	T. Rowe Price Group, Inc.	1,880,000
		5,498,792

Chemicals — 3.6%
120,572	Albemarle Corp.	4,403,289
59,700	PPG Industries, Inc.	3,612,447
29,100	Sigma-Aldrich Corp.	1,735,815
		9,751,551

Commercial Banks — 5.5%
65,000	Cullen/Frost Bankers, Inc.	3,447,600
75,700	M&T Bank Corp.	6,092,336
320,800	Synovus Financial Corp.	3,548,048
66,000	Wilmington Trust Corp.	2,052,600
		15,140,584

Commercial Services & Supplies — 1.2%
112,900	Republic Services, Inc.	3,301,196

Computers & Peripherals — 0.7%
77,200	NCR Corp. (a)	1,762,476

Construction Materials — 0.8%
31,000	Vulcan Materials Co.	2,058,400

Containers & Packaging — 1.4%
85,700	Ball Corp.	3,937,058

Distributors — 1.7%
118,000	Genuine Parts Co.	4,745,960

Diversified Telecommunication Services — 1.6%
69,500	CenturyTel, Inc.	2,310,180
172,580	Windstream Corp.	2,062,331
		4,372,511

Electric Utilities — 4.0%
117,000	American Electric Power Co., Inc.	4,870,710
41,200	FirstEnergy Corp.	2,827,144
144,900	Westar Energy, Inc.	3,299,373
		10,997,227

Electrical Equipment — 0.7%
44,450	AMETEK, Inc.	1,951,800

Electronic Equipment & Instruments — 2.3%
58,600	Amphenol Corp., Class A	2,182,850
121,800	Arrow Electronics, Inc. (a)	4,098,570
		6,281,420

Energy Equipment & Services — 1.3%
111,300	Helix Energy Solutions Group, Inc. (a)	3,505,950

Food & Staples Retailing — 2.3%
113,700	Safeway, Inc.	3,337,095
95,500	SUPERVALU, Inc.	2,863,090
		6,200,185

Food Products — 0.7%
48,950	Dean Foods Co.	983,406
15,000	Wm. Wrigley, Jr., Co.	942,600
		1,926,006

Gas Utilities — 4.0%
59,600	Energen Corp.	3,713,080
56,400	ONEOK, Inc.	2,517,132
53,800	Questar Corp.	3,042,928
64,600	UGI Corp.	1,609,832
		10,882,972

Health Care Equipment & Supplies — 0.3%
8,900	Becton, Dickinson & Co.	764,065

Health Care Providers & Services — 3.7%
98,300	Community Health Systems, Inc. (a)	3,299,931
111,150	Coventry Health Care, Inc. (a)	4,484,903
80,400	Lincare Holdings, Inc. (a)	2,260,044
		10,044,878

Hotels, Restaurants & Leisure — 2.0%
105,800	Burger King Holdings, Inc.	2,926,428
75,500	Marriott International, Inc., Class A	2,594,180
		5,520,608

Household Durables — 2.0%
71,500	Fortune Brands, Inc.	4,969,250
24,087	Jarden Corp. (a)	523,651
		5,492,901

Household Products — 0.8%
40,500	Clorox Co.	2,293,920

Industrial Conglomerates — 1.0%
83,900	Carlisle Cos., Inc.	2,805,616

Insurance — 10.4%
89,850	Assurant, Inc.	5,468,271
144,463	Cincinnati Financial Corp.	5,495,373
41,300	Everest Re Group Ltd. (Bermuda)	3,697,589
349,162	Old Republic International Corp.	4,507,681
144,500	OneBeacon Insurance Group Ltd.	2,748,390
60,400	Principal Financial Group, Inc.	3,365,488
115,700	W.R. Berkley Corp.	3,203,733
		28,486,525

IT Services — 1.8%
124,841	Total System Services, Inc.	2,953,738
89,600	Western Union Co. (The)	1,905,792
		4,859,530

Machinery — 2.6%
111,300	Dover Corp.	4,650,114
71,000	Oshkosh Corp.	2,575,880
		7,225,994

Media — 4.1%
136,700	Cablevision Systems Corp., Class A (a)	2,929,481
23,200	Clear Channel Communications, Inc.	677,904
82,037	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,559,523
39,800	Lamar Advertising Co., Class A (a)	1,430,014
48,100	Omnicom Group, Inc.	2,125,058
3,620	Washington Post Co. (The), Class B	2,394,630
		11,116,610

Metals & Mining — 0.5%
26,200	Carpenter Technology Corp.	1,466,414

Multi-Utilities — 3.7%
239,300	CMS Energy Corp.	3,240,122
100,200	PG&E Corp.	3,689,364
158,700	Xcel Energy, Inc.	3,166,065
		10,095,551

Oil, Gas & Consumable Fuels — 5.7%
48,900	CVR Energy, Inc. (a)	1,126,167
34,100	Devon Energy Corp.	3,557,653
42,129	Kinder Morgan Management LLC (a)	2,147,315
88,500	Teekay Corp. (Bahamas)	3,758,595
149,500	Williams Cos., Inc.	4,930,510
		15,520,240

Pharmaceuticals — 1.3%
190,000	Warner Chilcott Ltd., Class A (Bermuda) (a)	3,420,000

Real Estate Investment Trusts (REITs) — 5.2%
50,800	Kimco Realty Corp.	1,989,836
28,800	Plum Creek Timber Co., Inc.	1,172,160
46,900	Public Storage	4,156,278
78,526	Rayonier, Inc.	3,411,169
11,600	Regency Centers Corp.	751,216
32,800	Vornado Realty Trust	2,827,688
		14,308,347

Real Estate Management & Development — 1.2%
170,850	Brookfield Properties Corp. (Canada)	3,299,114

Software — 0.9%
100,200	Jack Henry & Associates, Inc.	2,471,934

Specialty Retail — 5.7%
86,967	AutoNation, Inc. (a)	1,301,896
37,050	AutoZone, Inc. (a)	4,217,401
40,900	Limited Brands, Inc.	699,390
10,200	Sherwin-Williams Co. (The)	520,608
156,200	Staples, Inc.	3,453,582

65,600	Tiffany & Co.	2,744,704
81,500	TJX Cos., Inc.	2,695,205
		15,632,786

Textiles, Apparel & Luxury Goods — 2.1%
19,000	Columbia Sportswear Co.	836,570
64,600	V.F. Corp.	5,007,146
		5,843,716

Thrifts & Mortgage Finance — 1.3%
198,700	People's United Financial, Inc.	3,439,497

Tobacco — 0.7%
27,900	Loews Corp. - Carolina Group	2,024,145

Wireless Telecommunication Services — 1.1%
79,800	Telephone & Data Systems, Inc.	2,976,540
	Total Long-Term Investments
	(Cost $252,624,790)	263,785,684

Short-Term Investment — 2.7%

Investment Company — 2.7%
7,355,186	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $7,355,186)	7,355,186

Total Investments — 99.1%
(Cost $259,979,976)	271,140,870

Other Assets in Excess of Liabilities — 0.9%	2,588,970

NET ASSETS — 100.0%	$273,729,840

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,615,391
Aggregate gross unrealized depreciation	(19,454,497)
Net unrealized appreciation	$11,160,894
Federal income tax cost of investments	$259,979,976

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Series Trust II - Mid Cap Value Portfolio
Level 1	$271,140,870	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$271,140,870	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan Small Company Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 99.7%

Common Stocks — 97.4%

Aerospace & Defense — 2.4%
14,300	Ceradyne, Inc. (a)	457,028
2,100	Curtiss-Wright Corp.	87,108
9,400	Esterline Technologies Corp. (a)	473,478
1,800	HEICO Corp.	87,750
12,500	Moog, Inc., Class A (a)	527,625
3,100	Orbital Sciences Corp. (a)	74,710
1,200	Triumph Group, Inc.	68,316
		1,776,015

Air Freight & Logistics — 0.5%
3,000	Atlas Air Worldwide Holdings Inc. (a)	165,000
6,400	Hub Group, Inc., Class A (a)	210,496
		375,496

Airlines — 1.0%
20,100	Republic Airways Holdings, Inc. (a)	435,366
13,500	SkyWest, Inc.	285,120
		720,486

Auto Components — 1.2%
7,500	Aftermarket Technology Corp. (a)	145,800
1,800	American Axle & Manufacturing Holdings, Inc.	36,900
4,100	Cooper Tire & Rubber Co.	61,377
6,200	Lear Corp. (a)	160,642
11,000	Standard Motor Products, Inc.	67,320
14,100	Tenneco, Inc. (a)	393,954
		865,993

Biotechnology — 3.6%
4,000	Alexion Pharmaceuticals, Inc. (a)	237,200
6,900	Alkermes, Inc. (a)	81,972
7,300	Arena Pharmaceuticals, Inc. (a)	49,932
10,600	BioMarin Pharmaceuticals, Inc. (a)	374,922
14,500	Bionovo, Inc. (a)	18,415
5,300	Cell Genesys, Inc. (a)	12,455
3,400	CombinatoRx, Inc. (a)	11,696
4,800	GTx, Inc. (a)	77,184
15,100	Human Genome Sciences, Inc. (a)	88,939
4,300	InterMune, Inc. (a)	62,694
6,800	Keryx Biopharmaceuticals, Inc. (a)	4,080
8,000	LifeCell Corp. (a)	336,240
9,000	Medarex, Inc. (a)	79,650
7,900	Myriad Genetics, Inc. (a)	318,291
5,200	Onyx Pharmaceuticals, Inc. (a)	150,956
3,900	Progenics Pharmaceuticals, Inc. (a)	25,467
6,400	Protalix BioTherapeutics, Inc. (Israel) (a)	16,832
8,200	Regeneron Pharmaceuticals, Inc. (a)	157,358
2,700	Rigel Pharmaceuticals, Inc. (a)	50,382

10,100	Seattle Genetics, Inc. (a)	91,910
4,100	Telik, Inc. (a)	10,004
4,900	Third Wave Technologies, Inc. (a)	45,178
4,300	United Therapeutics Corp. (a)	372,810
		2,674,567

Building Products — 0.4%
15,900	INSTEEL Industries, Inc.	184,917
2,300	Universal Forest Products, Inc.	74,060
		258,977

Capital Markets — 1.3%
1,600	Calamos Asset Management, Inc., Class A	26,048
2,400	HFF, Inc., Class A (a)	12,024
13,600	Knight Capital Group, Inc., Class A (a)	220,864
4,119	Kohlberg Capital Corp.	42,755
4,600	MCG Capital Corp.	41,814
2,200	optionsXpress Holdings, Inc.	45,562
2,046	Patriot Capital Funding, Inc.	21,422
800	Piper Jaffray Cos. (a)	27,168
12,700	SWS Group, Inc.	155,321
12,181	TICC Capital Corp.	91,601
1,100	TradeStation Group, Inc. (a)	9,372
400	US Global Investors, Inc., Class A	5,416
8,200	Waddell & Reed Financial, Inc.	263,466
		962,833

Chemicals — 2.9%
2,000	Balchem Corp.	45,840
9,400	CF Industries Holdings, Inc.	974,028
6,700	H.B. Fuller Co.	136,747
20,900	Terra Industries, Inc. (a)	742,577
7,200	W.R. Grace & Co. (a)	164,304
2,400	Zep, Inc.	38,928
		2,102,424

Commercial Banks — 5.4%
1,100	1st Source Corp.	23,155
4,320	Ameris Bancorp	69,379
600	Associated Banc-Corp.	15,978
600	BancFirst Corp.	27,468
4,500	Banco Latinoamericano de Exportaciones S.A. (Panama)	69,300
900	Capital Corp. of the West	7,218
2,700	Center Financial Corp.	24,462
4,300	Central Pacific Financial Corp.	81,055
1,846	Citizens Republic Bancorp, Inc.	22,946
5,050	City Bank	112,463
4,700	City Holding Co.	187,530
2,800	Columbia Banking System, Inc.	62,664
2,200	Community Bancorp (a)	29,832
6,600	Community Bank System, Inc.	162,096
1,640	Community Trust Bancorp, Inc.	48,052
4,500	East West Bancorp, Inc.	79,875
17,200	First Bancorp	174,752

800	First Bancorp	15,944
2,500	First Community Bancshares, Inc.	91,050
3,900	First Regional Bancorp (a)	63,960
3,662	Glacier Bancorp, Inc.	70,201
1,300	Great Southern Bancorp, Inc.	20,293
2,200	Green Bankshares, Inc.	38,918
19,400	Hanmi Financial Corp.	143,366
900	Heritage Commerce Corp.	16,497
1,000	Horizon Financial Corp.	13,810
8,375	IBERIABANK Corp.	370,594
1,432	Independent Bank Corp.	14,864
4,810	International Bancshares Corp.	108,610
2,500	Lakeland Financial Corp.	56,625
1,000	MainSource Financial Group, Inc.	15,500
16,600	Nara Bancorp, Inc.	215,634
2,600	NBT Bancorp, Inc.	57,720
2,800	Oriental Financial Group	55,188
9,900	Pacific Capital Bancorp N.A.	212,850
2,600	Peoples Bancorp, Inc.	62,686
1,100	Prosperity Bancshares, Inc.	31,526
800	Renasant Corp.	18,000
463	Republic Bancorp, Inc., Class A	8,741
900	Sierra BanCorp	19,449
1,000	Simmons First National Corp., Class A	29,730
6,600	Southwest Bancorp, Inc.	115,566
19,950	Sterling Bancshares, Inc.	198,303
6,450	Sterling Financial Corp.	100,684
4,400	Taylor Capital Group, Inc.	72,248
400	TCF Financial Corp.	7,168
1,000	TriCo Bancshares	17,310
9,395	W Holding Co., Inc.	11,180
5,600	West Coast Bancorp	81,704
6,700	Westamerica Bancorp	352,420
4,200	Wilshire Bancorp, Inc.	32,088
		3,938,652

Commercial Services & Supplies — 4.0%
1,300	Bowne & Co., Inc.	19,825
3,300	Comfort Systems USA, Inc.	42,933
3,700	COMSYS IT Partners, Inc. (a)	31,302
7,000	Consolidated Graphics, Inc. (a)	392,350
28,300	Deluxe Corp.	543,643
4,000	Ennis, Inc.	67,120
8,100	GEO Group, Inc. (The) (a)	230,364
4,400	Heidrick & Struggles International, Inc.	143,132
8,800	Herman Miller, Inc.	216,216
6,300	Hudson Highland Group, Inc. (a)	53,361
24,000	IKON Office Solutions, Inc.	182,400
18,800	Kforce, Inc. (a)	166,192
10,700	Knoll, Inc.	123,478
7,600	Korn/Ferry International (a)	128,440

3,000	Navigant Consulting, Inc. (a)	56,940
12,800	TeleTech Holdings, Inc. (a)	287,488
8,100	TrueBlue, Inc. (a)	108,864
2,600	United Stationers, Inc. (a)	124,020
		2,918,068

Communications Equipment — 1.9%
16,300	3Com Corp. (a)	37,327
26,907	Arris Group, Inc. (a)	156,599
5,400	Avocent Corp. (a)	91,260
2,100	Bel Fuse, Inc., Class B	58,506
3,800	Black Box Corp.	117,230
4,400	Comtech Telecommunications Corp. (a)	171,600
2,600	Digi International, Inc. (a)	30,004
8,500	Extreme Networks, Inc. (a)	26,350
16,000	Finisar Corp. (a)	20,480
7,200	Foundry Networks, Inc. (a)	83,376
4,800	Harmonic, Inc. (a)	36,480
2,000	MasTec, Inc. (a)	16,420
9,600	MRV Communications, Inc. (a)	13,152
4,100	NETGEAR, Inc. (a)	81,795
4,900	Network Equipment Technologies, Inc. (a)	32,193
1,300	Packeteer, Inc. (a)	6,617
8,900	Plantronics, Inc.	171,859
5,000	Polycom, Inc. (a)	112,700
4,300	Powerwave Technologies, Inc. (a)	10,965
3,800	Sonus Networks, Inc. (a)	13,072
10,900	Symmetricom, Inc. (a)	38,041
5,600	Tekelec (a)	69,720
2,000	UTStarcom, Inc. (a)	5,680
		1,401,426

Computers & Peripherals — 1.2%
3,900	Adaptec, Inc. (a)	11,466
1,100	Electronics for Imaging, Inc. (a)	16,412
22,600	Emulex Corp. (a)	367,024
3,800	Hypercom Corp. (a)	16,492
6,100	Imation Corp.	138,714
3,800	Intevac, Inc. (a)	49,210
15,900	Novatel Wireless, Inc. (a)	153,912
6,800	Palm, Inc.	34,000
16,800	Quantum Corp. (a)	35,952
2,800	Synaptics, Inc. (a)	66,864
		890,046

Construction & Engineering — 0.5%
9,300	Perini Corp. (a)	336,939

Construction Materials — 0.1%
3,200	Headwaters, Inc. (a)	42,208

Consumer Finance — 2.3%
7,800	Advance America Cash Advance Centers, Inc.	58,890
4,450	Advanta Corp., Class B	31,283
23,100	Cash America International, Inc.	840,840

4,400	CompuCredit Corp. (a)	39,028
15,497	Dollar Financial Corp. (a)	356,431
7,300	EZCORP, Inc., Class A (a)	89,863
2,700	First Cash Financial Services, Inc. (a)	27,891
4,100	Nelnet, Inc., Class A	48,175
6,500	World Acceptance Corp. (a)	207,025
		1,699,426

Containers & Packaging — 1.1%
1,100	AEP Industries, Inc. (a)	33,319
2,800	Greif, Inc., Class A	190,204
15,100	Myers Industries, Inc.	198,263
2,400	Rock-Tenn Co., Class A	71,928
5,600	Silgan Holdings, Inc.	277,928
		771,642

Diversified Consumer Services — 0.4%
6,100	DeVry, Inc.	255,224
1,000	INVESTools, Inc. (a)	10,990
		266,214

Diversified Financial Services — 0.2%
2,400	Asta Funding, Inc.	33,432
1,600	Compass Diversified Holdings	21,040
2,500	Encore Capital Group, Inc. (a)	17,000
3,300	Financial Federal Corp.	71,973
		143,445

Diversified Telecommunication Services — 1.7%
107,800	Cincinnati Bell, Inc. (a)	459,228
52,500	Premiere Global Services, Inc. (a)	752,850
		1,212,078

Electric Utilities — 1.4%
12,700	El Paso Electric Co. (a)	271,399
16,800	Portland General Electric Co.	378,840
666	UIL Holdings Corp.	20,067
16,300	Westar Energy, Inc.	371,151
		1,041,457

Electrical Equipment — 1.7%
2,800	A.O. Smith Corp.	92,036
4,800	Acuity Brands, Inc.	206,160
5,600	Evergreen Solar, Inc. (a)	51,912
29,200	GrafTech International Ltd. (a)	473,332
3,200	Power-One, Inc. (a)	10,272
10,900	Regal-Beloit Corp.	399,267
		1,232,979

Electronic Equipment & Instruments — 2.6%
9,100	Anixter International, Inc. (a)	582,764
9,100	Benchmark Electronics, Inc. (a)	163,345
3,900	Checkpoint Systems, Inc. (a)	104,715
6,700	CTS Corp.	71,690
700	Echelon Corp. (a)	9,450
4,800	Insight Enterprises, Inc. (a)	84,000
4,100	Itron, Inc. (a)	369,943

3,500	Methode Electronics, Inc.	40,915
5,000	Plexus Corp. (a)	140,250
2,200	Rofin-Sinar Technologies, Inc. (a)	98,780
4,900	Technitrol, Inc.	113,337
10,200	TTM Technologies, Inc. (a)	115,464
		1,894,653

Energy Equipment & Services — 3.6%
9,900	Allis-Chalmers Energy, Inc. (a)	136,521
2,700	Basic Energy Services, Inc. (a)	59,616
1,833	Exterran Holdings, Inc. (a)	118,302
23,000	Grey Wolf, Inc. (a)	155,940
12,400	Gulfmark Offshore, Inc. (a)	678,528
5,700	Hercules Offshore, Inc. (a)	143,184
5,600	ION Geophysical Corp. (a)	77,280
2,200	Lufkin Industries, Inc.	140,404
2,400	Matrix Service Co. (a)	41,232
2,600	Newpark Resources, Inc. (a)	13,260
4,800	Oil States International, Inc. (a)	215,088
14,500	Parker Drilling Co. (a)	93,670
6,200	RPC, Inc.	94,178
2,700	T-3 Energy Services, Inc. (a)	114,912
12,400	Trico Marine Services, Inc. (a)	483,228
4,100	Union Drilling, Inc. (a)	71,709
		2,637,052

Food & Staples Retailing — 1.2%
3,700	Casey's General Stores, Inc.	83,620
12,700	Nash Finch Co.	431,546
4,500	Pantry, Inc. (The) (a)	94,860
13,500	Spartan Stores, Inc.	281,475
		891,501

Gas Utilities — 1.1%
2,300	Laclede Group, Inc. (The)	81,949
6,900	New Jersey Resources Corp.	214,245
4,600	Nicor, Inc.	154,146
3,700	Northwest Natural Gas Co.	160,728
5,200	WGL Holdings, Inc.	166,712
		777,780

Health Care Equipment & Supplies — 3.2%
10,800	CONMED Corp. (a)	276,912
13,100	Greatbatch, Inc. (a)	241,171
300	Haemonetics Corp. (a)	17,874
4,900	Hologic, Inc. (a)	272,440
6,225	Immucor, Inc. (a)	132,841
3,800	Integra LifeSciences Holdings Corp. (a)	165,186
11,500	Invacare Corp.	256,220
1,300	Inverness Medical Innovations, Inc. (a)	39,130
3,800	Medical Action Industries, Inc. (a)	62,434
2,300	Mentor Corp.	59,156
5,300	Neurometrix, Inc. (a)	9,646
1,400	Palomar Medical Technologies, Inc. (a)	21,140

3,000	Power Medical Interventions, Inc. (a)	18,045
11,800	Quidel Corp. (a)	189,508
13,300	STERIS Corp.	356,839
1,600	SurModics, Inc. (a)	67,008
9,600	Thoratec Corp. (a)	137,184
		2,322,734

Health Care Providers & Services — 2.9%
12,900	Alliance Imaging, Inc. (a)	110,940
7,700	AMERIGROUP Corp. (a)	210,441
9,300	AMN Healthcare Services, Inc. (a)	143,406
6,100	Apria Healthcare Group, Inc. (a)	120,475
8,700	Centene Corp. (a)	121,278
4,900	Chemed Corp.	206,780
2,900	Emergency Medical Services Corp. (a)	71,601
12,900	Five Star Quality Care, Inc. (a)	81,915
20,200	Gentiva Health Services, Inc. (a)	439,552
6,300	Healthspring, Inc. (a)	88,704
2,300	inVentiv Health, Inc. (a)	66,263
900	Molina Healthcare, Inc. (a)	21,978
14,800	PSS World Medical, Inc. (a)	246,568
3,800	Psychiatric Solutions, Inc. (a)	128,896
5,300	Res-Care, Inc. (a)	90,895
		2,149,692

Health Care Technology — 0.6%
3,000	MedAssets, Inc. (a)	44,460
14,300	Omnicell, Inc. (a)	287,430
8,400	Trizetto Group (a)	140,196
		472,086

Hotels, Restaurants & Leisure — 1.1%
2,600	Bob Evans Farms, Inc.	71,734
3,700	CBRL Group, Inc.	132,349
9,900	Domino's Pizza, Inc.	133,551
2,100	Dover Downs Gaming & Entertainment, Inc.	17,871
13,200	Jack in the Box, Inc. (a)	354,684
2,600	Monarch Casino & Resort, Inc. (a)	46,046
4,600	Ruby Tuesday, Inc.	34,500
3,900	Triarc Cos., Inc., Class B	26,949
		817,684

Household Durables — 1.8%
11,400	Champion Enterprises, Inc. (a)	114,342
67	CSS Industries, Inc.	2,342
5,800	Helen of Troy Ltd. (Bermuda) (a)	97,266
2,268	Jarden Corp. (a)	49,307
9,000	Tempur-Pedic International, Inc.	99,000
24,400	Tupperware Brands Corp.	943,792
		1,306,049

Industrial Conglomerates — 0.5%
5,800	Walter Industries, Inc.	363,254

Insurance — 3.5%
2,600	American Physicians Capital, Inc.	120,536

2,600	Amerisafe, Inc. (a)	32,864
2,758	Argo Group International Holdings Ltd. (Bermuda) (a)	97,964
7,100	Aspen Insurance Holdings Ltd. (Bermuda)	187,298
1,500	Assured Guaranty Ltd. (Bermuda)	35,610
5,500	Commerce Group, Inc.	198,330
12,550	Delphi Financial Group, Inc.	366,837
4,800	Max Capital Group, Ltd. (Bermuda)	125,712
11,800	Meadowbrook Insurance Group, Inc.	92,158
2,500	National Financial Partners Corp.	56,175
200	Navigators Group, Inc. (a)	10,880
3,100	Odyssey Re Holdings Corp.	113,925
5,800	Platinum Underwriters Holdings Ltd. (Bermuda)	188,268
21,900	PMA Capital Corp., Class A (a)	187,026
7,000	Safety Insurance Group, Inc.	238,910
7,200	Selective Insurance Group	171,936
9,900	Zenith National Insurance Corp.	355,014
		2,579,443

Internet & Catalog Retail — 1.6%
10,600	FTD Group, Inc.	142,252
8,500	priceline.com, Inc. (a)	1,027,310
		1,169,562

Internet Software & Services — 1.4%
2,600	Ariba, Inc. (a)	25,116
3,300	Art Technology Group, Inc. (a)	12,804
4,400	AsiaInfo Holdings, Inc. (China) (a)	47,784
15,300	Chordiant Software, Inc. (a)	92,259
3,790	CMGI, Inc. (a)	50,255
3,500	Digital River, Inc. (a)	108,395
15,000	EarthLink, Inc. (a)	113,250
2,300	Imergent, Inc.	26,197
6,200	Interwoven, Inc. (a)	66,216
2,300	iPass, Inc. (a)	6,946
6,300	j2 Global Communications, Inc. (a)	140,616
20,500	United Online, Inc.	216,480
7,700	ValueClick, Inc. (a)	132,825
		1,039,143

IT Services — 1.4%
4,500	CACI International, Inc., Class A (a)	204,975
14,200	CIBER, Inc. (a)	69,580
4,200	CSG Systems International, Inc. (a)	47,754
11,146	Cybersource Corp. (a)	162,843
4,600	Gartner, Inc. (a)	88,964
900	iGate Corp. (a)	6,408
4,600	infoUSA, Inc.	28,106
1,400	Lionbridge Technologies, Inc. (a)	4,690
4,800	ManTech International Corp., Class A (a)	217,728
2,100	MAXIMUS, Inc.	77,091
9,600	Perot Systems Corp., Class A (a)	144,384
		1,052,523

Leisure Equipment & Products — 1.2%

26,400	JAKKS Pacific, Inc. (a)	727,848
6,600	RC2 Corp. (a)	138,402
5,800	Sturm Ruger & Co., Inc. (a)	47,792
		914,042

Life Sciences Tools & Services — 1.4%
1,500	AMAG Pharmaceuticals, Inc. (a)	60,645
700	Bio-Rad Laboratories, Inc., Class A (a)	62,265
28,400	Exelixis, Inc. (a)	197,380
7,600	Illumina, Inc. (a)	576,840
1,300	Kendle International, Inc. (a)	58,396
6,500	Medivation, Inc. (a)	92,495
		1,048,021

Machinery — 3.8%
5,800	Accuride Corp. (a)	47,444
5,500	Astec Industries, Inc. (a)	213,180
13,100	Barnes Group, Inc.	300,645
4,100	Cascade Corp.	202,171
3,000	CIRCOR International, Inc.	138,750
9,000	Columbus McKinnon Corp. (a)	278,820
11,500	EnPro Industries, Inc. (a)	358,685
1,600	Freightcar America, Inc.	54,880
1,400	Middleby Corp. (a)	87,346
2,100	Miller Industries, Inc. (a)	20,223
1,400	NACCO Industries, Inc., Class A	113,316
3,100	Valmont Industries, Inc.	272,459
16,500	Wabtec Corp.	621,390
2,600	Watts Water Technologies, Inc., Class A	72,878
		2,782,187

Marine — 0.9%
5,500	Genco Shipping & Trading Ltd.	310,365
17,000	Horizon Lines, Inc., Class A	316,370
200	TBS International Ltd., Class A (Bermuda) (a)	6,040
		632,775

Media — 1.6%
840	AH Belo Corp., Class A (a)	9,601
4,200	Belo Corp., Class A	44,394
3,500	Entercom Communications Corp., Class A	34,755
6,700	Lee Enterprises, Inc.	67,067
8,600	Lin TV Corp., Class A (a)	82,646
4,200	Marvel Entertainment, Inc. (a)	112,518
4,700	Scholastic Corp. (a)	142,269
67,700	Sinclair Broadcast Group, Inc., Class A	603,207
3,800	Valassis Communications, Inc. (a)	41,230
		1,137,687

Metals & Mining — 1.4%
3,000	Century Aluminum Co. (a)	198,720
2,400	Olympic Steel, Inc.	108,240
9,350	Quanex Corp.	483,769
2,800	Schnitzer Steel Industries, Inc.	198,856
		989,585

Multi-Utilities — 0.3%
3,000	Black Hills Corp.	107,340
11,900	PNM Resources, Inc.	148,393
		255,733

Oil, Gas & Consumable Fuels — 2.7%
8,200	Alon USA Energy, Inc.	124,722
9,100	Alpha Natural Resources, Inc. (a)	395,304
1,300	ATP Oil & Gas Corp. (a)	42,536
3,400	Bois d'Arc Energy, Inc. (a)	73,066
6,700	FX Energy, Inc. (a)	28,542
3,600	Gulfport Energy Corp. (a)	38,160
15,500	Mariner Energy, Inc. (a)	418,655
2,700	Penn Virginia Corp.	119,043
6,605	PetroHawk Energy Corp. (a)	133,223
7,100	Stone Energy Corp. (a)	371,401
3,700	Swift Energy Co. (a)	166,463
6,700	USEC, Inc. (a)	24,790
10,300	VAALCO Energy, Inc. (a)	51,191
		1,987,096

Paper & Forest Products — 0.2%
14,000	Buckeye Technologies, Inc. (a)	156,240

Personal Products — 0.2%
9,400	American Oriental Bioengineering, Inc. (China) (a)	76,140
4,600	Elizabeth Arden, Inc. (a)	91,770
		167,910

Pharmaceuticals — 1.2%
4,000	Alpharma, Inc., Class A (a)	104,840
900	Auxilium Pharmaceuticals, Inc. (a)	24,066
3,400	Barrier Therapeutics, Inc. (a)	11,594
2,000	Bentley Pharmaceuticals, Inc. (a)	32,500
6,000	Cardiome Pharma Corp. (Canada) (a)	50,400
5,200	Cypress Bioscience, Inc. (a)	37,232
7,000	DURECT Corp. (a)	36,750
2,900	Par Pharmaceutical Cos., Inc. (a)	50,431
4,800	Perrigo Co.	181,104
1,200	Salix Pharmaceuticals Ltd. (a)	7,536
4,200	ULURU, Inc. (a)	9,450
4,000	Valeant Pharmaceuticals International (a)	51,320
19,500	ViroPharma, Inc. (a)	174,330
2,200	Xenoport, Inc. (a)	89,034
		860,587

Real Estate Investment Trusts (REITs) — 5.2%
11,400	Anthracite Capital, Inc.	75,240
4,600	Ashford Hospitality Trust, Inc.	26,128
2,100	BioMed Realty Trust, Inc.	50,169
414	Deerfield Capital Corp. (m)	583
22,700	Digital Realty Trust, Inc.	805,850
11,800	FelCor Lodging Trust, Inc.	141,954
5,300	Glimcher Realty Trust	63,388
16,800	GMH Communities Trust	145,824

5,200	Gramercy Capital Corp. (m)	108,836
2,000	Home Properties, Inc.	95,980
1,800	LaSalle Hotel Properties	51,714
38,300	Lexington Realty Trust	551,903
28,200	MFA Mortgage Investments, Inc.	177,660
21,900	Nationwide Health Properties, Inc.	739,125
13,300	Pennsylvania Real Estate Investment Trust	324,387
1,500	PS Business Parks, Inc.	77,850
3,400	RAIT Financial Trust	23,596
2,100	Saul Centers, Inc.	105,504
17,400	Sunstone Hotel Investors, Inc.	278,574
		3,844,265

Semiconductors & Semiconductor Equipment — 4.0%
700	Actel Corp. (a)	10,717
5,500	Advanced Energy Industries, Inc. (a)	72,930
55,000	Amkor Technology, Inc. (a)	588,500
3,025	Applied Micro Circuits Corp. (a)	21,720
11,300	Asyst Technologies, Inc. (a)	39,550
2,900	Axcelis Technologies, Inc. (a)	16,240
7,800	Brooks Automation, Inc. (a)	75,816
12,400	Cirrus Logic, Inc. (a)	83,328
16,600	Conexant Systems, Inc. (a)	9,626
7,000	Credence Systems Corp. (a)	11,900
6,250	Diodes, Inc. (a)	137,250
7,906	Entegris, Inc. (a)	56,844
3,800	IXYS Corp. (a)	25,954
8,100	Kulicke & Soffa Industries, Inc. (a)	38,718
3,500	Lattice Semiconductor Corp. (a)	9,940
1,300	LTX Corp. (a)	4,082
9,600	Mattson Technology, Inc. (a)	58,464
9,700	Micrel, Inc.	89,919
3,300	Microsemi Corp. (a)	75,240
9,100	MIPS Technologies, Inc. (a)	36,036
4,900	MKS Instruments, Inc. (a)	104,860
2,300	OmniVision Technologies, Inc. (a)	38,686
50,755	ON Semiconductor Corp. (a)	288,288
1,600	Photronics, Inc. (a)	15,280
11,000	PMC-Sierra, Inc. (a)	62,700
8,200	RF Micro Devices, Inc. (a)	21,812
1,100	Semitool, Inc. (a)	9,152
5,200	Semtech Corp. (a)	74,516
400	Sigma Designs, Inc. (a)	9,068
10,000	Silicon Image, Inc. (a)	50,100
7,500	Silicon Storage Technology, Inc. (a)	19,650
27,500	Skyworks Solutions, Inc. (a)	200,200
2,900	Standard Microsystems Corp. (a)	84,622
1,100	Supertex, Inc. (a)	22,451
10,300	Techwell, Inc. (a)	111,652
16,000	TriQuint Semiconductor, Inc. (a)	80,960
19,000	Zoran Corp. (a)	259,540

2,916,311

Software — 3.1%
15,600	Actuate Corp. (a)	63,960
1,400	Ansoft Corp. (a)	42,728
4,700	ANSYS, Inc. (a)	162,244
30,600	Aspen Technology, Inc. (a)	390,150
4,000	Epicor Software Corp. (a)	44,800
1,800	EPIQ Systems, Inc. (a)	27,936
3,800	eSpeed, Inc., Class A (a)	44,308
7,600	Informatica Corp. (a)	129,656
1,400	InterVoice, Inc. (a)	11,144
2,600	JDA Software Group, Inc. (a)	47,450
1,600	Macrovision Corp. (a)	21,600
4,100	Magma Design Automation, Inc. (a)	39,237
1,800	Manhattan Associates, Inc. (a)	41,274
6,900	Mentor Graphics Corp. (a)	60,927
900	MicroStrategy, Inc. (a)	66,591
7,500	Nuance Communications, Inc. (a)	130,575
12,740	Parametric Technology Corp. (a)	203,585
900	Pegasystems, Inc.	8,667
10,200	Progress Software Corp. (a)	305,184
2,900	Secure Computing Corp. (a)	18,705
5,200	Smith Micro Software, Inc. (a)	31,824
1,200	SPSS, Inc. (a)	46,536
11,800	Sybase, Inc. (a)	310,340
		2,249,421

Specialty Retail — 2.7%
6,050	Aeropostale, Inc. (a)	164,016
13,500	Brown Shoe Co., Inc.	203,445
7,342	Collective Brands, Inc. (a)	88,985
14,700	Gymboree Corp. (a)	586,236
7,900	Jos. A. Bank Clothiers, Inc. (a)	161,950
15,700	Men's Wearhouse, Inc.	365,339
22,900	Rent-A-Center, Inc. (a)	420,215
		1,990,186

Textiles, Apparel & Luxury Goods — 1.9%
2,900	Columbia Sportswear Co.	127,687
3,000	Deckers Outdoor Corp. (a)	323,460
22,400	Maidenform Brands, Inc. (a)	364,448
4,700	Movado Group, Inc.	91,603
900	Oxford Industries, Inc.	20,277
13,800	Perry Ellis International, Inc. (a)	301,254
2,300	Steven Madden Ltd. (a)	39,399
4,200	UniFirst Corp.	155,778
		1,423,906

Thrifts & Mortgage Finance — 1.2%
4,500	BankUnited Financial Corp., Class A	22,545
20,100	Corus Bankshares, Inc.	195,573
2,300	Federal Agricultural Mortgage Corp., Class C	60,030
10,357	First Niagara Financial Group, Inc.	140,752

1,200	First Place Financial Corp.	15,600
2,100	FirstFed Financial Corp. (a)	57,015
5,400	Franklin Bank Corp. (a)	16,362
1,200	Imperial Capital Bancorp, Inc.	25,944
14,900	Ocwen Financial Corp. (a)	66,156
8,500	Trustco Bank Corp.	75,565
6,100	United Community Financial Corp.	37,820
3,300	WSFS Financial Corp.	162,624
		875,986

Tobacco — 0.8%
73,100	Alliance One International, Inc. (a)	441,524
2,700	Universal Corp.	176,931
		618,455

Trading Companies & Distributors — 1.2%
24,875	Applied Industrial Technologies, Inc.	743,514
3,700	Kaman Corp.	104,673
		848,187

Wireless Telecommunication Services — 0.7%
34,900	Centennial Communications Corp. (a)	206,259
900	Rural Cellular Corp., Class A (a)	39,807
17,500	Syniverse Holdings, Inc. (a)	291,550
		537,616
	Total Common Stocks
	(Cost $74,884,731)	71,340,723
No. of Rights

Rights — 0.0%(g)

Capital Markets — 0.0%(g)
657	MCG Capital Corp. (a)
	(Cost $0)	703

Principal Amount ($)

U.S. Treasury Obligation — 0.3%
180,000	U.S. Treasury Note, 4.63, 11/30/08 (k)
	(Cost $181,701)	183,853
	Total Long-Term Investments
	(Cost $75,066,432)	71,525,279
Shares

Short-Term Investment — 2.3%

Investment Company — 2.3%
1,705,846	JPMorgan Prime Money Market Fund, Institutional Class (b)
	(Cost $1,705,846)	1,705,846

Total Investments — 100.0%
(Cost $76,772,278)	73,231,125

Other Assets in Excess of Liabilities — 0.0%(g)	26,694

NET ASSETS — 100.0%	$73,257,819

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/08	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	Russell 2000 Index	June, 2008	$1,725,000	$57,354

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March, 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,984,772
Aggregate gross unrealized depreciation	(14,525,925)
Net unrealized appreciation	$(3,541,153)
Federal income tax cost of investments	$76,772,278

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
Series Trust II - Small Company Portfolio
Level 1	$ 73,047,272	$ -	$ 57,354	$ -
Level 2	183,853	-	-	-
Level 3	-	-	-	-
Total	$ 73,231,125	$ -	$ 57,354	$ -

* Other financial instruments include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Equity Portfolio
Schedule of Portfolio Investments
As of March 31, 2008 (Unaudited)

Shares	Security Description	Value ($)

Long-Term Investments — 98.7%

Common Stocks — 98.7%

Aerospace & Defense — 3.1%
6,135	Boeing Co.	456,260
11,815	United Technologies Corp.	813,108
		1,269,368

Auto Components — 1.7%
20,490	Johnson Controls, Inc.	692,562

Beverages — 1.3%
7,260	PepsiCo, Inc.	524,172

Biotechnology — 1.8%
4,530	Celgene Corp. (a)	277,644
9,030	Gilead Sciences, Inc. (a)	465,316
		742,960

Capital Markets — 4.9%
5,610	Ameriprise Financial, Inc.	290,879
13,150	Bank of New York Mellon Corp. (The)	548,749
10,600	Merrill Lynch & Co., Inc.	431,844
12,240	Morgan Stanley	559,368
11,630	TD Ameritrade Holding Corp. (a)	192,011
		2,022,851

Chemicals — 2.9%
2,400	Monsanto Co.	267,600
10,965	Praxair, Inc.	923,582
		1,191,182

Commercial Banks — 4.1%
4,230	SunTrust Banks, Inc.	233,242
19,640	U.S. Bancorp	635,551
27,650	Wells Fargo & Co.	804,615
		1,673,408

Communications Equipment — 6.2%
49,265	Cisco Systems, Inc. (a)	1,186,794
27,715	Corning, Inc.	666,268
16,645	QUALCOMM, Inc.	682,445
		2,535,507

Computers & Peripherals — 5.3%
4,240	Apple, Inc. (a)	608,440
17,575	Hewlett-Packard Co.	802,475
6,795	International Business Machines Corp.	782,376
		2,193,291

Diversified Financial Services — 3.7%
30,040	Bank of America Corp.	1,138,816
17,490	Citigroup, Inc.	374,636
		1,513,452

Diversified Telecommunication Services — 4.3%
25,790	AT&T, Inc.	987,757
21,195	Verizon Communications, Inc.	772,558

1,760,315

Electric Utilities — 2.4%
7,565	Edison International	370,836
8,980	FirstEnergy Corp.	616,208
		987,044

Energy Equipment & Services — 2.2%
3,150	Baker Hughes, Inc.	215,775
8,070	Schlumberger Ltd.	702,090
		917,865

Food & Staples Retailing — 4.4%
15,855	CVS/Caremark Corp.	642,286
24,300	Safeway, Inc.	713,205
8,600	Wal-Mart Stores, Inc.	453,048
		1,808,539

Health Care Equipment & Supplies — 0.8%
3,650	CR Bard, Inc.	351,860

Health Care Providers & Services — 0.8%
8,250	Aetna, Inc.	347,243

Hotels, Restaurants & Leisure — 1.1%
4,520	International Game Technology	181,749
6,920	Yum! Brands, Inc.	257,493
		439,242

Household Products — 3.7%
5,610	Colgate-Palmolive Co.	437,075
15,505	Procter & Gamble Co.	1,086,435
		1,523,510

Industrial Conglomerates — 2.9%
32,145	General Electric Co.	1,189,686

Insurance — 2.7%
6,410	Aflac, Inc.	416,329
5,845	Hartford Financial Services Group, Inc.	442,876
4,740	Principal Financial Group, Inc.	264,113
		1,123,318

Internet Software & Services — 2.2%
1,150	Google, Inc., Class A (a)	506,541
13,810	Yahoo!, Inc. (a)	399,523
		906,064

Machinery — 2.7%
5,730	Caterpillar, Inc.	448,602
9,000	Danaher Corp.	684,270
		1,132,872

Media — 3.5%
31,990	News Corp., Class A	599,813
18,420	Time Warner, Inc.	258,248
18,000	Walt Disney Co. (The)	564,840
		1,422,901

Metals & Mining — 0.8%
3,290	Freeport-McMoRan Copper & Gold, Inc.	316,564

Multi-Utilities — 0.7%
21,780	CMS Energy Corp.	294,901

Multiline Retail — 0.7%
6,390	Kohl's Corp. (a)	274,067

Oil, Gas & Consumable Fuels — 11.0%
4,800	Apache Corp.	579,936
6,090	Devon Energy Corp.	635,370
24,850	Exxon Mobil Corp.	2,101,813
6,060	Marathon Oil Corp.	276,336
3,560	Occidental Petroleum Corp.	260,485
10,420	XTO Energy, Inc.	644,581
		4,498,521

Pharmaceuticals — 5.4%
15,050	Abbott Laboratories	830,008
25,250	Merck & Co., Inc.	958,237
29,350	Schering-Plough Corp.	422,934
		2,211,179

Road & Rail — 2.5%
19,020	Norfolk Southern Corp.	1,033,166

Semiconductors & Semiconductor Equipment — 1.4%
24,060	Xilinx, Inc.	571,425

Software — 3.4%
39,230	Microsoft Corp.	1,113,347
13,755	Oracle Corp. (a)	269,048
		1,382,395

Specialty Retail — 0.5%
6,260	Advance Auto Parts, Inc.	213,153

Textiles, Apparel & Luxury Goods — 1.2%
7,010	Nike, Inc., Class B	476,680

Thrifts & Mortgage Finance — 0.5%
7,950	Freddie Mac	201,294

Tobacco — 1.9%
10,590	Altria Group, Inc.	235,098
10,590	Philip Morris International, Inc. (a)	535,642
		770,740
	Total Long-Term Investments
	(Cost $38,209,994)	40,513,297

Short-Term Investment — 0.1%

Investment Company — 0.1%
53,516	JPMorgan Prime Money Market Fund, Institutional Class (b) (m)
	(Cost $53,516)	53,516

Total Investments — 98.8%
(Cost $38,263,510)	40,566,813

Other Assets in Excess of Liabilities — 1.2%	474,259

NET ASSETS — 100.0%	$41,041,072

Percentages indicated are based on net assets.

ABBREVIATIONS AND DEFINITIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, delivery securities, and reverse repurchase agreements. TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2008 the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,978,638
Aggregate gross unrealized depreciation	(2,675,335)
Net unrealized appreciation/depreciation	$2,303,303
Federal income tax cost of investments	$38,263,510

In September 2006, the Statement of Financial Accounting Standards No. 157 - Fair Value Measurements- (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below.

     •     Level 1 – quoted prices in active markets for identical securities
     •     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
     •     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2008, in valuing the Portfolio’s assets and liabilities carried at fair value:

Valuation Inputs	Investments in Securities	Liabilities in Securities Sold Short	Appreciation in Other Financial Instruments*	Depreciation in Other Financial Instruments*
US LCCE Portfolio
Level 1	$40,566,813	$—	$—	$—
Level 2	—	—	—	—
Level 3	—	—	—	—
Total	$40,566,813	$—	$—	$—

* Other financial instruments include futures, forwards and swap contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Series Trust II

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

May 29, 2008

By:	/s/____________________________________

Patricia A. Maleski

Principal Financial Officer

May 29, 2008